United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies




                                    811-8519

                      (Investment Company Act File Number)


                              Federated Core Trust
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 12/31/03


               Date of Reporting Period: Six months ended 6/30/03


Item 1.     Reports to Stockholders



HIGH YIELD BOND PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout Each Period)

                                        Six Months
                                        Ended
                                        (unaudited)
                                        June 30,                                     Year Ended December 31,

                                        2003                2002         2001           2000           1999           1998      1
Net Asset Value, Beginning of Period    $6.11               $6.51        $7.14          $8.72          $9.30          $10.00
Income From Investment Operations:
Net investment income                   0.30                0.63         0.77 2         0.91           0.91           0.84
Net realized and unrealized gain
(loss) on investments                   0.56                (0.39)       (0.61) 2       (1.57)         (0.56)         (0.65)
  Total from investment operations      0.86                0.24         0.16           (0.66)         0.35           0.19
Less Distributions:
Distributions from net investment
income                                  (0.30)              (0.64)       (0.79)         (0.92)         (0.91)         (0.84)
Distributions from net realized gain
on investments                          ---                 ---          ---            ---            (0.02)         (0.05)
  TOTAL DISTRIBUTIONS                   (0.30)              (0.64)       (0.79)         (0.92)         (0.93)         (0.89)
Net Asset Value, End of Period          $6.67               $6.11        $6.51          $7.14          $8.72          $9.30
Total Return3                           14.41%              3.90%        2.16%          (8.04) %       3.83 %         1.96 %


Ratios to Average Net Assets:
Expenses                                0.03%               0.03%        0.04%          0.04%          0.03%          0.04%
Net investment income                   9.47%               10.03%       11.13%2        11.38%         10.07%         9.60%
Expense waiver/reimbursement5           0.08%               0.08%        0.08%          0.08%          0.08%          0.08%
Supplemental Data:
Net assets, end of period (000
omitted)                                $1,064,722          $797,496     $665,747       $532,820       $699,088       $561,806
Portfolio turnover                      23%                 39%          33%            16%            49%            55%


===========================================================================
 1 Reflects operations for the period from February 2, 1998 (date of initial investment) to December 31, 1998.
 2 Effective January 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. For the year ended
      December 31, 2001, this change had no effect on the net investment income per share or net realized loss per share, but increased the ratio of net investment income to average net assets from 10.98% to 11.13%. Per share, ratios and supplemental data for the periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
 3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
 4    Computed on an annualized basis.
 5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements


HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (unaudited)

 Principal                                                                                 Value
 Amount
                           Corporate Bonds--92.9%
                           Aerospace & Defense--0.6%
$2,800,000                 Alliant Techsystems, Inc., Sr. Sub. Note, 8.50%,
                           5/15/2011                                                   $   3,115,000
 1,537,000                 Anteon Corp., Sr. Sub. Note, 12.00%, 5/15/2009                  1,698,385
 500,000             1,2   Condor Systems, Inc., Sr. Sub. Note, Series B, 11.875%,         137,500
                           5/1/2009
 850,000             2,3   Esterline Technologies Corp., Sr. Sub. Note, 7.75%,             894,625
                           6/15/2013
                               Total                                                       5,845,510
                           Automotive--4.4%
 950,000                   Accuride Corp., Sr. Sub. Note, Series B, 9.25%, 2/1/2008        874,000
 1,375,000           2,3   Advanced Accessory Systems LLC, Sr. Note, 10.75%,               1,471,250
                           6/15/2011
 4,700,000                 American Axle & Manufacturing, Inc., Company Guarantee,         5,087,750
                           9.75%, 3/1/2009
 1,625,000                 Arvin Industries, Inc., Note, 6.75%, 3/15/2008                  1,700,156
 1,650,000                 Arvin Industries, Inc., Note, 7.125%, 3/15/2009                 1,742,812
 2,550,000                 ArvinMeritor, Inc., Note, 8.75%, 3/1/2012                       2,875,125
 2,675,000                 General Motors Corp., Note, 7.125%, 7/15/2013                   2,690,087
 2,675,000                 General Motors Corp., Note, 8.375%, 7/15/2033                   2,640,920
 2,900,000                 Lear Corp., Company Guarantee, 7.96%, 5/15/2005                 3,124,750
 10,825,000                Lear Corp., Company Guarantee, 8.11%, 5/15/2009                 12,529,937
 3,975,000                 Stoneridge, Inc., Company Guarantee, 11.50%, 5/1/2012           4,511,625
 5,825,000           2,3   TRW Automotive, Inc., Sr. Sub. Note, 11.00%, 2/15/2013          6,436,625
 1,575,000           2,3   United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013       1,665,562
                               Total                                                       47,350,599
                           Beverage & Tobacco--1.0%
 2,300,000                 Constellation Brands, Inc., Company Guarantee, Series B,        2,535,750
                           8.00%, 2/15/2008
 1,000,000                 Constellation Brands, Inc., Sr. Sub. Note, 8.125%,              1,085,000
                           1/15/2012
 3,525,000                 Cott Beverages, Inc., Company Guarantee, 8.00%,                 3,829,031
                           12/15/2011
 1,800,000           2,3   Dimon, Inc., Sr. Note, 7.75%, 6/1/2013                          1,863,000
 1,075,000                 Dimon, Inc., Sr. Note, Series B, 9.625%, 10/15/2011             1,187,875
                               Total                                                       10,500,656
                           Broadcast Radio & TV--2.8%
 2,350,000                 Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013               2,514,500
 2,500,000                 Liberty Media Corp., Sr. Note, 7.75%, 7/15/2009                 2,933,150
 2,575,000                 Lodgenet Entertainment, Sr. Sub. Note, 9.50%, 6/15/2013         2,678,000
 1,500,000           2,3   Muzak LLC, Sr. Note, 10.00%, 2/15/2009                          1,582,500
 5,550,000                 PanAmSat Corp., Sr. Note, 8.50%, 2/1/2012                       6,077,250
 4,425,000                 Sinclair Broadcast Group, Inc., Company Guarantee,              4,889,625
                           8.75%, 12/15/2011
 1,075,000           2,3   Sinclair Broadcast Group, Inc., Sr. Sub. Note, 8.00%,           1,158,312
                           3/15/2012
 3,625,000           2,3   Vivendi Universal SA, Sr. Note, 9.25%, 4/15/2010                4,223,125
 2,846,700           4     XM Satellite Radio, Inc., Sec. Fac. Bond, 0/14.00%,             2,063,857
                           12/31/2009
 2,100,000           2,3   XM Satellite Radio, Inc., Sr. Secd. Note, 12.00%,               2,089,500
                           6/15/2010
                               Total                                                       30,209,819
                           Building & Development--2.3%
 1,375,000                 American Builders & Contractors Supply Co. Inc., Sr.            1,436,875
                           Sub. Note, 10.625%, 5/15/2007
 1,950,000                 Associated Materials, Inc., Company Guarantee, 9.75%,           2,135,250
                           4/15/2012
 2,250,000                 Brand Services, Inc., Company Guarantee, 12.00%,                2,576,250
                           10/15/2012
 2,425,000                 Collins & Aikman Floorcoverings, Inc., Company                  2,546,250
                           Guarantee, 9.75%, 2/15/2010
 2,375,000           2,3   Interline Brands, Inc., Sr. Sub. Note, 11.50%, 5/15/2011        2,517,500
 1,000,000           2,3   Jacuzzi Brands, Inc., Sr. Secd. Note, 9.625%, 7/1/2010          1,025,000
 1,900,000           2,3   Legrand SA, Sr. Note, 10.50%, 2/15/2013                         2,151,370
 3,650,000                 NCI Building System, Inc., Sr. Sub. Note, Series B,             3,905,500
                           9.25%, 5/1/2009
 3,050,000                 Nortek Holdings, Inc., Sr. Note, 9.125%, 9/1/2007               3,179,625
 2,575,000           2,3   Shaw Group, Inc., Sr. Note, 10.75%, 3/15/2010                   2,600,750
                               Total                                                       24,074,370
                           Business Equipment & Services--1.9%
 4,975,000                 Buhrmann US, Inc., Company Guarantee, 12.25%, 11/1/2009         5,323,250
 2,100,000           2,3   Danka Business Systems PLC, Sr. Note, 11.00%, 6/15/2010         2,073,750
 1,075,000                 Xerox CapEurope PLC, Company Guarantee, 5.875%, 5/15/2004       1,088,437
 3,425,000                 Xerox Corp., Sr. Note, 7.625%, 6/15/2013                        3,459,250
 7,625,000           2,3   Xerox Corp., Sr. Note, 9.75%, 1/15/2009                         8,597,187
                               Total                                                       20,541,874
                           Cable Television--4.3%
 4,150,000                 CSC Holdings, Inc., Sr. Deb., 8.125%, 8/15/2009                 4,274,500
 2,910,000                 CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007                2,982,750
 5,500,000                 CSC Holdings, Inc., Sr. Sub. Deb., 9.875%, 2/15/2013            5,637,500
 2,575,000           4     Charter Communications Holdings Capital Corp., Discount         1,300,375
                           Bond, 0/11.75%, 5/15/2011
 9,000,000           4     Charter Communications Holdings Capital Corp., Sr. Disc.        4,185,000
                           Note, 0/12.125%, 1/15/2012
 4,250,000           4     Charter Communications Holdings Capital Corp., Sr. Disc.        2,231,250
                           Note, 0/13.50%, 1/15/2011
 8,875,000           4     Charter Communications Holdings Capital Corp., Sr. Disc.        5,901,875
                           Note, 0/9.92%, 4/1/2011
 3,950,000           2,3   DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013               4,433,875
 3,300,000                 Echostar DBS Corp., Sr. Note, 10.375%, 10/1/2007                3,671,250
 3,475,000                 Echostar DBS Corp., Sr. Note, 9.375%, 2/1/2009                  3,726,937
 325,000                   Lenfest Communications, Inc., Sr. Note, 8.375%, 11/1/2005       368,144
 50,000                    Lenfest Communications, Inc., Sr. Sub. Note, 10.50%,            59,500
                           6/15/2006
 2,300,000           4     Quebecor Media Inc., Sr. Disc. Note, 0/13.75%, 7/15/2011        1,937,750
 2,950,000                 Quebecor Media Inc., Sr. Note, 11.125%, 7/15/2011               3,407,250
 1,400,000                 Rogers Cablesystems Ltd., Sr. Sub. Gtd. Note, 11.00%,           1,589,000
                           12/1/2015
                               Total                                                       45,706,956
                           Cap. Goods - Diversified Manufacturing--1.6%
 5,950,000                 Tyco International Group, Company Guarantee, 6.375%,            6,329,312
                           2/15/2006
 5,625,000                 Tyco International Group, Note, 5.80%, 8/1/2006                 5,913,281
 4,000,000                 Tyco International Group, Sr. Note, 6.375%, 6/15/2005           4,225,000
                               Total                                                       16,467,593
                           Chemicals & Plastics--3.3%
 2,425,000                 Compass Minerals Group, Inc., Sr. Sub. Note, 10.00%,            2,728,125
                           8/15/2011
 3,350,000                 Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008              3,458,875
 2,100,000                 FMC Corp., Sr. Secd. Note, 10.25%, 11/1/2009                    2,383,500
 1,600,000                 Foamex LP, Company Guarantee, 10.75%, 4/1/2009                  1,272,000
 1,850,000                 Foamex LP, Sr. Sub. Note, 13.50%, 8/15/2005                     749,250
 2,400,000                 Foamex LP, Sr. Sub. Note, 9.875%, 6/15/2007                     924,000
 1,960,000           1     General Chemical Industrial Products, Inc., Sr. Sub.            519,400
                           Note, 10.625%, 5/1/2009
 950,000             2,3   Huntsman Advanced Materials, Inc., Sr. Secd. Note,              985,625
                           11.00%, 7/15/2010
 4,875,000                 Huntsman ICI Chemicals LLC, Sr. Sub. Note, 10.125%,             4,753,125
                           7/1/2009
 2,100,000                 Lyondell Chemical Co., Sr. Secd. Note, 9.50%, 12/15/2008        2,026,500
 3,100,000                 Lyondell Chemical Co., Sr. Secd. Note, 9.875%, 5/1/2007         3,069,000
 5,675,000                 Lyondell Chemical Co., Sr. Sub. Note, 10.875%, 5/1/2009         5,419,625
 625,000             2,3   Rhodia SA, Sr. Note, 7.625%, 6/1/2010                           665,625
 1,225,000           2,3   Rhodia SA, Sr. Sub. Note, 8.875%, 6/1/2011                      1,274,000
 2,500,000           2,3,4 Salt Holdings Corp., Sr. Disc. Note, 0/12.75%, 12/15/2012       1,737,500
 4,575,000           2,3,4 Salt Holdings Corp., Sr. Sub. Disc. Note, 0/12.00%,             2,676,375
                           6/1/2013
 2,500,000                 Texas Petrochemicals Corp., Sr. Sub. Note, 11.125%,             712,500
                           7/1/2006
                               Total                                                       35,355,025
                           Clothing & Textiles--1.6%
 675,000             1,2   Dyersburg Corp., Sr. Sub. Note, 9.75%, 9/1/2007                 3,442
 3,050,000                 GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007                     2,607,750
 2,900,000                 Levi Strauss & Co., Sr. Note, 11.625%, 1/15/2008                2,508,500
 2,150,000                 Levi Strauss & Co., Sr. Note, 12.25%, 12/15/2012                1,800,625
 1,450,000           2,3   Phillips Van Heusen Corp., Sr. Note, 8.125%, 5/1/2013           1,493,500
 2,925,000                 Russell Corp., Company Guarantee, 9.25%, 5/1/2010               3,217,500
 2,550,000           2,3   Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013                2,677,500
 2,575,000                 William Carter Co., Sr. Sub. Note, Series B, 10.875%,           2,919,406
                           8/15/2011
                               Total                                                       17,228,223
                           Conglomerates--0.4%
 5,025,000                 Eagle Picher Industries, Inc., Sr. Sub. Note, 9.375%,           4,648,125
                           3/1/2008
                           Consumer Products--5.5%
 3,350,000                 Albecca, Inc., Company Guarantee, 10.75%, 8/15/2008             3,563,563
 2,675,000                 Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012                  2,882,312
 4,300,000                 American Achievement Corp., Sr. Note, Series W.I.,              4,719,250
                           11.625%, 1/1/2007
 3,575,000                 American Greetings Corp., Sr. Sub. Note, 11.75%,                4,138,062
                           7/15/2008
 600,000                   American Safety Razor Co., Sr. Note, 9.875%, 8/1/2005           583,500
 2,350,000                 Amscan Holdings, Inc., Sr. Sub. Note, 9.875%, 12/15/2007        2,361,750
 2,600,000                 Armkel Finance, Inc., Sr. Sub. Note, 9.50%, 8/15/2009           2,951,000
 3,225,000                 Chattem, Inc., Sr. Sub. Note, 8.875%, 4/1/2008                  3,321,750
 500,000                   Commemorative Brands, Inc., Sr. Sub. Note, 11.00%,              485,000
                           1/15/2007
 325,000             1     Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%,         16,250
                           4/15/2008
 925,000             1     Diamond Brands, Inc., Sr. Disc. Deb., 12.875%, 4/15/2009        92
 1,700,000                 ICON Health & Fitness, Inc., Company Guarantee, 11.25%,         1,819,000
                           4/1/2012
 1,000,000                 Jarden Corp., Sr. Sub. Note, 9.75%, 5/1/2012                    1,085,000
 3,425,000                 Jostens, Inc., Sr. Sub. Note, 12.75%, 5/1/2010                  4,092,875
 2,150,000           2,3   Le-Nature's, Inc, Sr. Sub. Note, 9.00%, 6/15/2013               2,236,000
 3,675,000                 PCA International, Inc., Sr. Note, 11.875%, 8/1/2009            4,097,625
 4,250,000                 Playtex Products, Inc., Company Guarantee, 9.375%,              4,271,250
                           6/1/2011
 1,075,000           2,3   Remington Arms Co., Inc., Sr. Note, 10.50%, 2/1/2011            1,107,250
 2,050,000                 Sealy Mattress Co., Company Guarantee, 10.875%,                 2,080,750
                           12/15/2007
 1,025,000                 Sealy Mattress Co., Sr. Sub. Note, 9.875%, 12/15/2007           1,019,875
 1,000,000           2,3   Sealy Mattress Co., Sr. Sub. Note, 9.875%, 12/15/2007           995,000
 950,000             1,2   Sleepmaster LLC, Company Guarantee, Series B, 11.00%,           263,625
                           5/15/2009
 2,970,000                 True Temper Sports, Inc., Sr. Sub. Note, Series B,              3,177,900
                           10.875%, 12/1/2008
 4,025,000           2,3   United Industries Corp., Sr. Sub. Note, Series B,               4,286,625
                           9.875%, 4/1/2009
 425,000             2,3   United Industries Corp., Sr. Sub. Note, Series C,               452,625
                           9.875%, 4/1/2009
 2,100,000                 Volume Services America, Inc., Sr. Sub. Note, 11.25%,           2,100,000
                           3/1/2009
                               Total                                                       58,107,929
                           Container & Glass Products--3.9%
 2,225,000                 Berry Plastics Corp., Company Guarantee, 10.75%,                2,469,750
                           7/15/2012
 300,000             2,3   Graham Packaging Co., Sr. Sub. Note, 8.75%, 1/15/2008           298,500
 1,950,000                 Graham Packaging Co., Sr. Sub. Note, 8.75%, 1/15/2008           1,950,000
 2,225,000                 Graham Packaging Co., Sub. Note, 5.015%, 1/15/2008              2,035,875
 1,400,000                 Graham Packaging Holdings Co., Sr. Note, 10.75%,                1,449,000
                           1/15/2009
 2,400,000                 Greif Brothers Corp., Sr. Sub. Note, 8.875%, 8/1/2012           2,592,000
 3,900,000                 Huntsman Packaging Corp., Company Guarantee, 13.00%,            3,685,500
                           6/1/2010
 1,800,000           2,3   Owens-Brockway Glass Container, Inc., Sr. Note, 8.25%,          1,881,000
                           5/15/2013
 2,500,000           2,3   Owens-Brockway Glass Container, Inc., Sr. Secd. Note,           2,643,750
                           7.75%, 5/15/2011
 2,550,000                 Owens-Illinois, Inc., Sr. Note, 7.15%, 5/15/2005                2,613,750
 3,625,000                 Owens-Illinois, Inc., Sr. Note, 7.35%, 5/15/2008                3,661,250
 5,250,000                 Owens-Illinois, Inc., Sr. Note, 8.10%, 5/15/2007                5,407,500
 2,525,000                 Plastipak Holdings, Company Guarantee, 10.75%, 9/1/2011         2,739,625
 650,000             2,3   Pliant Corp., Sr. Secd. Note, 11.125%, 9/1/2009                 693,875
 2,075,000                 Pliant Corp., Sr. Sub. Note, 13.00%, 6/1/2010                   1,960,875
 435,780             2,3   Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%,           175,401
                           11/30/2008
 4,825,000                 Tekni-Plex, Inc., Company Guarantee, Series B, 12.75%,          4,788,812
                           6/15/2010
 825,000             2,3   Tekni-Plex, Inc., Sr. Sub. Note, 12.75%, 6/15/2010              818,812
                               Total                                                       41,865,275
                           Ecological Services & Equipment--1.9%
 8,500,000                 Allied Waste North America, Inc., Company Guarantee,            8,840,000
                           7.875%, 1/1/2009
 8,425,000                 Allied Waste North America, Inc., Sr. Sub. Note, 10.00%,        9,014,750
                           8/1/2009
 2,475,000                 Synagro Technologies, Inc., Sr. Sub. Note, 9.50%,               2,660,625
                           4/1/2009
                               Total                                                       20,515,375
                           Food & Drug Retailers--0.2%
 750,000                   Ahold Finance USA, Inc., Company Guarantee, 6.875%,             645,000
                           5/1/2029
 1,175,000                 Ahold Finance USA, Inc., Note, 8.25%, 7/15/2010                 1,210,250
 425,000                   Community Distributors, Inc., Sr. Note, 10.25%,                 345,312
                           10/15/2004
                               Total                                                       2,200,562
                           Food Products--4.0%
 4,575,000                 Agrilink Foods, Inc., Company Guarantee, 11.875%,               4,975,313
                           11/1/2008
 3,725,000                 American Seafoods Group LLC, Company Guarantee, 10.125%,        4,227,875
                           4/15/2010
 2,125,000                 B&G Foods, Inc., Company Guarantee, Series D, 9.625%,           2,204,687
                           8/1/2007
 3,525,000                 Del Monte Corp., Company Guarantee, Series B, 9.25%,            3,859,875
                           5/15/2011
 1,950,000           2,3   Del Monte Corp., Sr. Sub. Note, 8.625%, 12/15/2012              2,120,625
 1,650,000           2,3   Dole Food, Inc., Sr. Note, 7.25%, 6/15/2010                     1,658,250
 2,400,000                 Dole Food, Inc., Sr. Note, 8.625%, 5/1/2009                     2,556,000
 675,000             2,3   Dole Food, Inc., Sr. Note, 8.875%, 3/15/2011                    718,875
 2,550,000                 Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%, 1/15/2008       1,746,750
 2,050,000                 Land O'Lakes, Inc., Sr. Note, 8.75%, 11/15/2011                 1,629,750
 2,600,000                 Michael Foods, Inc., Sr. Sub. Note, Series B, 11.75%,           3,003,000
                           4/1/2011
 3,075,000                 New World Pasta Co., Sr. Sub. Note, 9.25%, 2/15/2009            999,375
 2,175,000                 Pilgrim's Pride Corp., Sr. Note, 9.625%, 9/15/2011              2,305,500
 2,950,000           2,3   Smithfield Foods, Inc., Note, 7.75%, 5/15/2013                  3,149,125
 2,450,000                 Smithfield Foods, Inc., Sr. Note, Series B, 8.00%,              2,652,125
                           10/15/2009
 1,600,000                 Smithfield Foods, Inc., Sr. Sub. Note, 7.625%, 2/15/2008        1,660,000
 1,425,000           2,3   Swift & Co., Sr. Note, 10.125%, 10/1/2009                       1,489,125
 1,200,000           2,3   Swift & Co., Sr. Sub. Note, 12.50%, 1/1/2010                    1,242,000
                               Total                                                       42,198,250
                           Food Services--0.8%
 2,100,000                 Advantica Restaurant Group, Sr. Note, 11.25%, 1/15/2008         1,685,250
 2,050,000                 Buffets, Inc., Sr. Sub. Note, 11.25%, 7/15/2010                 2,029,500
 4,200,000                 Carrols Corp., Company Guarantee, 9.50%, 12/1/2008              4,126,500
 1,050,000           2,3   Domino's, Inc., Sr. Sub. Note, 8.25%, 7/1/2011                  1,089,375
                               Total                                                       8,930,625
                           Forest Products--3.2%
 4,225,000                 Georgia-Pacific Corp., Note, 7.50%, 5/15/2006                   4,341,187
 6,150,000                 Georgia-Pacific Corp., Sr. Note, 8.125%, 5/15/2011              6,365,250
 5,600,000           2,3   Georgia-Pacific Corp., Sr. Note, 9.375%, 2/1/2013               6,188,000
 2,000,000                 Jefferson Smurfit Corp., Company Guarantee, 8.25%,              2,170,000
                           10/1/2012
 3,050,000                 MDP Acquisitions PLC, 9.625%, 10/1/2012                         3,385,500
 1,725,686                 MDP Acquisitions PLC, Sub. Note, 15.50%, 10/1/2013              1,906,883
 3,425,000                 Riverwood International Corp., Company Guarantee,               3,613,375
                           10.625%, 8/1/2007
 2,025,000                 Riverwood International Corp., Sr. Sub. Note, 10.875%,          2,085,750
                           4/1/2008
 3,675,000                 Stone Container Corp., Sr. Note, 9.75%, 2/1/2011                4,024,125
                               Total                                                       34,080,070
                           Gaming--6.9%
 1,500,000                 Boyd Gaming Corp., Sr. Sub. Note, 7.75%, 12/15/2012             1,597,500
 2,875,000                 Boyd Gaming Corp., Sr. Sub. Note, 8.75%, 4/15/2012              3,162,500
 3,050,000                 Coast Hotels & Casinos, Inc., Company Guarantee, 9.50%,         3,278,750
                           4/1/2009
 9,025,000                 Harrah's Operations, Inc., Company Guarantee, 7.875%,           9,837,250
                           12/15/2005
 1,800,000                 Isle of Capri Casinos, Inc., Company Guarantee, 9.00%,          1,953,000
                           3/15/2012
 1,500,000                 Isle of Capri Casinos, Inc., Sr. Sub. Note, 8.75%,              1,612,500
                           4/15/2009
 5,100,000                 MGM Grand, Inc., Sr. Note, 8.50%, 9/15/2010                     6,005,250
 650,000                   MGM Grand, Inc., Sr. Sub. Note, 8.375%, 2/1/2011                737,750
 5,300,000                 MGM Grand, Inc., Sr. Sub. Note, 9.75%, 6/1/2007                 6,028,750
 2,000,000           2,3   MTR Gaming Group, Inc., Sr. Note, 9.75%, 4/1/2010               2,080,000
 975,000                   Mandalay Resort Group, Sr. Note, 9.50%, 8/1/2008                1,121,250
 7,775,000                 Mandalay Resort Group, Sr. Sub. Note, 10.25%, 8/1/2007          8,785,750
 1,525,000                 Mohegan Tribal Gaming Authority, Sr. Sub. Note, 8.00%,          1,650,813
                           4/1/2012
 1,200,000                 Mohegan Tribal Gaming Authority, Sr. Sub. Note, 8.375%,         1,302,000
                           7/1/2011
 4,225,000                 Park Place Entertainment Corp., Sr. Sub. Note, 7.875%,          4,536,594
                           3/15/2010
 5,425,000                 Park Place Entertainment Corp., Sr. Sub. Note, 8.125%,          5,940,375
                           5/15/2011
 2,025,000                 Penn National Gaming, Inc., Company Guarantee, 11.125%,         2,257,875
                           3/1/2008
 1,775,000                 Penn National Gaming, Inc., Company Guarantee, 8.875%,          1,899,250
                           3/15/2010
 3,075,000                 Sun International Hotels Ltd., Sr. Sub. Note, 8.875%,           3,351,750
                           8/15/2011
 3,475,000                 Venetian Casino/LV Sands, Company Guarantee, 11.00%,            3,944,125
                           6/15/2010
 1,875,000                 Wynn Las Vegas LLC, Second Mortgage Notes, 12.00%,              2,090,625
                           11/1/2010
                               Total                                                       73,173,657
                           Healthcare--5.2%
 3,425,000                 Advanced Medical Optics, Inc., Sr. Sub. Note, 9.25%,            3,733,250
                           7/15/2010
 925,000                   Alaris Medical Systems, Company Guarantee, 9.75%,               963,156
                           12/1/2006
 2,250,000                 Alaris Medical Systems, Sr. Secd. Note, Series B,               2,756,250
                           11.625%, 12/1/2006
 700,000                   Alaris Medical Systems, Sr. Sub. Note, 7.25%, 7/1/2011          715,750
 2,875,000           2,3   AmeriPath, Inc., Sr. Sub. Note, 10.50%, 4/1/2013                3,090,625
 5,000,000                 HCA - The Healthcare Corp., Note, 8.75%, 9/1/2010               5,926,400
 2,950,000                 HCA - The Healthcare Corp., Sr. Note, 6.91%, 6/15/2005          3,130,039
 3,000,000                 HCA - The Healthcare Corp., Sr. Note, 7.875%, 2/1/2011          3,330,360
 1,850,000                 Hanger Orthopedic Group, Inc., Company Guarantee,               2,053,500
                           10.375%, 2/15/2009
 4,500,000                 Hanger Orthopedic Group, Inc., Sr. Sub. Note, 11.25%,           4,950,000
                           6/15/2009
 1,350,000                 Hudson Respiratory Care, Inc., Sr. Sub. Note, 9.125%,           749,250
                           4/15/2008
 5,250,000                 Kinetic Concepts, Inc., Company Guarantee, 9.625%,              5,538,750
                           11/1/2007
 2,400,000           2,3   Magellan Health Services, Inc., Sr. Note, 9.375%,               2,400,000
                           11/15/2007
 4,475,000                 Manor Care, Inc., Sr. Note, 8.00%, 3/1/2008                     5,084,719
 2,125,000                 Sybron Dental Specialties, Inc., Company Guarantee,             2,273,750
                           8.125%, 6/15/2012
 1,450,000                 Tenet Healthcare Corp., Sr. Note, 5.375%, 11/15/2006            1,408,313
 825,000                   Tenet Healthcare Corp., Sr. Note, 6.375%, 12/1/2011             781,688
 975,000                   US Oncology, Inc., Company Guarantee, 9.625%, 2/1/2012          1,048,125
 4,950,000                 Vanguard Health Systems, Company Guarantee, 9.75%,              5,061,375
                           8/1/2011
                               Total                                                       54,995,300
                           Hotels, Motels & Inns--3.4%
 2,325,000                 Courtyard by Marriott II LP, Sr. Note, 10.75%, 2/1/2008         2,336,625
 950,000                   Felcor Lodging LP, Company Guarantee, 9.50%, 9/15/2008          992,750
 900,000                   Felcor Lodging LP, Company Guarantee, 8.50%, 6/1/2011           911,250
 4,025,000                 Florida Panthers Holdings, Inc., Company Guarantee,             4,347,000
                           9.875%, 4/15/2009
 5,050,000                 HMH Properties, Inc., Sr. Note, Series B, 7.875%,               5,163,625
                           8/1/2008
 3,175,000                 HMH Properties, Inc., Sr. Note, Series C, 8.45%,                3,308,096
                           12/1/2008
 2,700,000                 Hilton Hotels Corp., Note, 7.625%, 5/15/2008                    2,905,875
 3,200,000                 Hilton Hotels Corp., Sr. Note, 8.25%, 2/15/2011                 3,592,000
 1,050,000                 MeriStar Hospitality Corp., Company Guarantee, 10.50%,          1,078,875
                           6/15/2009
 875,000                   MeriStar Hospitality Corp., Company Guarantee, 9.00%,           866,250
                           1/15/2008
 475,000                   MeriStar Hospitality Corp., Company Guarantee, 9.125%,          466,688
                           1/15/2011
 2,525,000                 RFS Partnership LP, Company Guarantee, 9.75%, 3/1/2012          2,569,188
 2,700,000                 Starwood Hotels & Resorts Worldwide, Inc., Company              2,970,000
                           Guarantee, 7.875%, 5/1/2012
 2,975,000                 Starwood Hotels & Resorts Worldwide, Inc., Note, 7.375%,        3,153,500
                           5/1/2007
 1,325,000                 Starwood Hotels & Resorts Worldwide, Inc., Unsecd. Note,        1,384,625
                           6.75%, 11/15/2005
                               Total                                                       36,046,347
                           Industrial Products & Equipment--2.2%
 1,600,000                 Cabot Safety Acquisition Corp., Sr. Sub. Note, 12.50%,          1,640,000
                           7/15/2005
 825,000                   Continental Global Group, Inc., Sr. Note, 11.00%,               375,375
                           4/1/2007
 3,225,000                 Euramax International PLC, Sr. Sub. Note, 11.25%,               3,337,875
                           10/1/2006
 625,000             2,3   Hexcel Corp., Sr. Secd. Note, 9.875%, 10/1/2008                 684,375
 4,025,000                 Hexcel Corp., Sr. Sub. Note, Series B, 9.75%, 1/15/2009         4,025,000
 4,150,000                 MMI Products, Inc., Sr. Sub. Note, 11.25%, 4/15/2007            2,925,750
 3,475,000           1     Neenah Corp., Sr. Sub. Note, 11.125%, 5/1/2007                  1,615,875
 650,000             1     Neenah Corp., Sr. Sub. Note, 11.125%, 5/1/2007                  302,250
 3,375,000           2,3   Rexnord Corp., Sr. Sub. Note, 10.125%, 12/15/2012               3,729,375
 2,014,000                 Unifrax Investment Corp., Sr. Note, 10.50%, 11/1/2003           2,024,070
 1,700,000                 WESCO Distribution, Inc., Company Guarantee, 9.125%,            1,598,000
                           6/1/2008
 1,050,000                 WESCO Distribution, Inc., Sr. Sub. Note, 9.125%, 6/1/2008       987,000
                               Total                                                       23,244,945
                           Leisure & Entertainment--2.8%
 1,875,000                 AMC Entertainment, Inc., Sr. Sub. Note, 9.50%, 3/15/2009        1,926,563
 3,075,000                 AMC Entertainment, Inc., Sr. Sub. Note, 9.875%, 2/1/2012        3,336,375
 3,050,000           2,3   AMF Bowling Worldwide, Inc., Sr. Sub. Note, 13.00%,             3,355,000
                           2/28/2008
 775,000             2,3   Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013                    848,625
 1,100,000           2,3   Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013                    1,204,500
 3,250,000                 Intrawest Corp., Company Guarantee, 10.50%, 2/1/2010            3,526,250
 2,000,000                 Premier Parks, Inc., Sr. Note, 9.75%, 6/15/2007                 1,990,000
 3,375,000                 Regal Cinemas, Inc., Company Guarantee, Series B,               3,729,375
                           9.375%, 2/1/2012
 1,925,000                 Royal Caribbean Cruises Ltd., Sr. Note, 8.00%, 5/15/2010        1,997,188
 2,450,000           2,3   Six Flags, Inc., Sr. Note, 9.75%, 4/15/2013                     2,425,500
 5,025,000           2,3   Universal City Development Partners Ltd., Sr. Note,             5,565,188
                           11.75%, 4/1/2010
                               Total                                                       29,904,564
                           Machinery & Equipment--1.7%
 3,050,000                 AGCO Corp., Sr. Note, 9.50%, 5/1/2008                           3,370,250
 2,200,000                 Briggs & Stratton Corp., Company Guarantee, 8.875%,             2,519,000
                           3/15/2011
 1,775,000           1,2   Clark Material Handling Corp., Sr. Note, 10.75%,                178
                           11/15/2006
 3,675,000                 Columbus McKinnon Corp., Sr. Sub. Note, 8.50%, 4/1/2008         2,737,875
 2,700,000           1,2   Simonds Industries, Inc., Sr. Sub. Note, 10.25%,                816,750
                           7/1/2008
 6,025,000                 United Rentals, Inc., Company Guarantee, Series B,              6,612,438
                           10.75%, 4/15/2008
 1,825,000                 United Rentals, Inc., Company Guarantee, Series B,              1,788,500
                           9.00%, 4/1/2009
                               Total                                                       17,844,991
                           Oil & Gas--3.3%
 3,225,000           2,3   CITGO Petroleum Corp., Sr. Note, 11.375%, 2/1/2011              3,628,125
 3,350,000                 Compton Petroleum Corp., Sr. Note, 9.90%, 5/15/2009             3,685,000
 4,000,000                 Continental Resources, Inc., Sr. Sub. Note, 10.25%,             4,060,000
                           8/1/2008
 1,300,000                 Dresser, Inc., Company Guarantee, 9.375%, 4/15/2011             1,352,000
 2,450,000           2,3   El Paso Production Holding Co., Sr. Note, 7.75%, 6/1/2013       2,474,500
 3,300,000                 Lone Star Technologies, Inc., Company Guarantee, Series         3,448,500
                           B, 9.00%, 6/1/2011
 1,625,000                 Magnum Hunter Resources, Inc., Sr. Note, 9.60%, 3/15/2012       1,803,750
 2,450,000                 Petroleum Helicopters, Inc., Company Guarantee, Series          2,756,250
                           B, 9.375%, 5/1/2009
 4,325,000                 Pogo Producing Co., Sr. Sub. Note, Series B, 10.375%,           4,735,875
                           2/15/2009
 3,300,000                 Swift Energy Co., Sr. Sub. Note, 9.375%, 5/1/2012               3,580,500
 3,250,000                 Tesoro Petroleum Corp., Company Guarantee, Series B,            3,038,750
                           9.625%, 11/1/2008
 625,000             2,3   Tesoro Petroleum Corp., Sr. Secd. Note, 8.00%, 4/15/2008        646,875
 300,000                   Tesoro Petroleum Corp., Sr. Sub. Note, 9.00%, 7/1/2008          276,000
                               Total                                                       35,486,125
                           Printing & Publishing--4.0%
 3,850,000                 Advanstar Communications, Company Guarantee, Series B,          3,647,875
                           12.00%, 2/15/2011
 1,000,000           4     Advanstar, Inc., Company Guarantee, Series B, 0/15.00%,         557,500
                           10/15/2011
 1,575,000           2,3   American Color Graphics, Inc., Sr. Secd. 2nd Priority           1,575,000
                           Note, 10.00%, 6/15/2010
 2,700,000                 American Media Operations, Inc., Company Guarantee,             2,929,500
                           Series B, 10.25%, 5/1/2009
 1,850,000           2,3    American Media Operations, Inc., Sr. Sub. Note, 8.875%,        2,007,250
                           1/15/2011
 2,425,000                 Block Communications, Inc., Company Guarantee, 9.25%,           2,631,125
                           4/15/2009
 6,225,000                 Dex Media East LLC, Company Guarantee, 12.125%,                 7,438,875
                           11/15/2012
 1,050,000           2,3   Moore North America Finance, Inc., Sr. Note, 7.875%,            1,102,500
                           1/15/2011
 1,350,000                 Primedia, Inc., Sr. Note, 8.875%, 5/15/2011                     1,441,125
 3,600,000           2,3   R. H. Donnelly Finance Corp., Sr. Sub. Note, 10.875%,           4,194,000
                           12/15/2012
 2,100,000                 Sun Media Corp., Company Guarantee, 7.625%, 2/15/2013           2,247,000
 6,050,000                 Vertis, Inc., Sr. Note, Series B, 10.875%, 6/15/2009            6,201,250
 675,000             2,3   Vertis, Inc., Sr. Secd. 2nd Priority Note, 9.75%,               722,250
                           4/1/2009
 4,125,000           4     Yell Finance BV, Sr. Disc. Note, 0/13.50%, 8/1/2011             3,506,250
 2,100,000                 Yell Finance BV, Sr. Note, 10.75%, 8/1/2011                     2,436,000
 364,412                   Ziff Davis Media, Inc., Company Guarantee, Series  ,            174,918
                           12.00%, 8/12/2009
                               Total                                                       42,812,418
                           Real Estate--0.1%
 800,000             2,3   CBRE Escrow, Inc., Sr. Note, 9.75%, 5/15/2010                   844,000
                           Retailers--1.9%
 2,225,000                 Michaels Stores, Inc., Sr. Note, 9.25%, 7/1/2009                2,475,313
 1,850,000                 Mothers Work, Inc., Sr. Note, 11.25%, 8/1/2010                  2,025,750
 1,800,000                 Penney (J.C.) Co., Inc., Note, 7.60%, 4/1/2007                  1,890,000
 4,451,000                 Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012                  4,829,335
 2,250,000                 Rite Aid Corp., Sr. Deb., 6.875%, 8/15/2013                     1,957,500
 1,500,000           2,3   Rite Aid Corp., Sr. Secd. Note, 8.125%, 5/1/2010                1,575,000
 2,550,000           2,3   Rite Aid Corp., Sr. Secd. Note, 9.50%, 2/15/2011                2,773,125
 2,600,000                 United Auto Group, Inc., Company Guarantee, 9.625%,             2,769,000
                           3/15/2012
                               Total                                                       20,295,023
                           Services--0.7%
 1,000,000                 Coinmach Corp., Sr. Note, 9.00%, 2/1/2010                       1,090,000
 2,750,000                 SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006                    2,612,500
 2,925,000           2,3   The Brickman Group Ltd., Sr. Sub. Note, 11.75%,                 3,290,625
                           12/15/2009
                               Total                                                       6,993,125
                           Steel--0.5%
 376,471                   Republic Engineered Products, Sr. Secd. Note, 10.00%,           94,118
                           8/16/2009
 2,000,000           1     Republic Technologies International, Inc., Company              25,000
                           Guarantee, 13.75%, 7/15/2009
 2,675,000                 Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006                 2,648,250
 2,700,000                 United States Steel Corp., Sr. Note, 9.75%, 5/15/2010           2,781,000
                               Total                                                       5,548,368
                           Surface Transportation--0.9%
 2,850,000                 Allied Holdings, Inc., Sr. Note, 8.625%, 10/1/2007              2,579,250
 1,025,000           1,2   AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%,
                           11/15/2005                                                      0
 1,675,000                 Stena AB, Sr. Note, 8.75%, 6/15/2007                            1,735,719
 4,650,000                 Stena AB, Sr. Note, 9.625%, 12/1/2012                           5,126,625
 1,050,000           1,2   The Holt Group, Inc., Company Guarantee, 9.75%,                 32,813
                           1/15/2006
                               Total                                                       9,474,407
                           Technology--1.7%
 2,400,000           2,3   AMI Semiconductor, Inc., Sr. Sub. Note, 10.75%, 2/1/2013        2,700,000
 1,300,000           2,3   Cooperative Computing, Inc., Sr. Note, 10.50%, 6/15/2011        1,352,000
 5,025,000                 Fairchild Semiconductor Corp., Sr. Sub. Note, 10.375%,          5,320,219
                           10/1/2007
 3,725,000                 Ingram Micro, Inc., Sr. Sub. Note, 9.875%, 8/15/2008            4,041,625
 2,800,000                 Seagate Technology HDD Holdings, Sr. Note, 8.00%,               3,024,000
                           5/15/2009
 875,000                   Unisys Corp., Sr. Note, 6.875%, 3/15/2010                       914,375
 750,000             2,3   Worldspan LP, Sr. Note, 9.625%, 6/15/2011                       780,000
                               Total                                                       18,132,219
                           Telecommunications & Cellular--7.3%
 3,725,000           4     AirGate PCS, Inc., Sr. Sub. Note, 0/13.50%, 10/1/2009           1,769,375
 7,575,000           4     Alamosa PCS Holdings, Inc., Sr. Disc. Note, 0/12.875%,          4,431,375
                           2/15/2010
 2,350,000                 Horizon PCS, Inc., Company Guarantee, 13.75%, 6/15/2011         434,750
 5,425,000                 NEXTEL Communications, Inc., Sr. Disc. Note, 10.65%,            5,642,000
                           9/15/2007
 7,775,000                 NEXTEL Communications, Inc., Sr. Disc. Note, 9.95%,             8,144,313
                           2/15/2008
 7,625,000                 NEXTEL Communications, Inc., Sr. Note, 9.375%, 11/15/2009       8,273,125
 2,925,000                 Nextel Partners, Inc., Sr. Note, 12.50%, 11/15/2009             3,334,500
 1,200,000           2,3   Nextel Partners, Inc., Sr. Note, 8.125%, 7/1/2011               1,194,000
 1,000,000                 Qwest Communications International, Inc., Note, 6.125%,         1,005,000
                           11/15/2005
 9,125,000           2,3   Qwest Communications International, Inc., Note, 8.875%,         10,220,000
                           3/15/2012
 1,700,000                 Qwest Communications International, Inc., Sr. Note,             1,581,000
                           Series B, 7.50%, 11/1/2008
 15,175,000          2,3   Qwest Communications International, Inc., Sr. Sub. Note,        17,223,625
                           13.50%, 12/15/2010
 3,525,000                 Rogers Cantel Mobile, Inc., Sr. Sub. Note, 8.80%,               3,630,750
                           10/1/2007
 2,950,000           4     TeleCorp PCS, Inc., Sr. Sub. Note, 0/11.625%, 4/15/2009         3,064,313
 1,479,000           4     Tritel PCS, Inc., Company Guarantee, 0/12.75%, 5/15/2009        1,536,311
 700,000                   Triton PCS, Inc., Company Guarantee, 9.375%, 2/1/2011           724,500
 3,000,000           2,3   Triton PCS, Inc., Sr. Note, 8.50%, 6/1/2013                     3,240,000
 1,900,000           4     VoiceStream Wireless Corp., Sr. Disc. Note, 0/11.875%,          1,973,055
                           11/15/2009
                               Total                                                       77,421,992
                           Utilities--6.6%
 750,000             2,3   ANR Pipeline Co., Sr. Note, 8.875%, 3/15/2010                   825,000
 550,000                   CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009                    547,250
 6,100,000                 CMS Energy Corp., Sr. Note, 8.50%, 4/15/2011                    6,374,500
 1,250,000                 CMS Energy Corp., Sr. Note, 8.90%, 7/15/2008                    1,318,750
 4,591,658                 Caithness Coso Funding Corp., Sr. Secd. Note, Series B,         4,844,199
                           9.05%, 12/15/2009
 2,250,000                 Calpine Canada Energy Finance Corp., Company Guarantee,         1,771,875
                           8.50%, 5/1/2008
 4,500,000                 Calpine Corp., Note, 8.50%, 2/15/2011                           3,397,500

 800,000                   El Paso Corp., 6.75%, 5/15/2009                                 732,000
 4,725,000                 El Paso Corp., Note, 6.95%, 12/15/2007                          4,441,500
 5,050,000                 El Paso Corp., Sr. Note, 7.80%, 8/1/2031                        4,317,750
 5,125,000                 El Paso Corp., Sr. Note, 8.05%, 10/15/2030                      4,484,375
 1,350,000                 El Paso Energy Partners LP, Sr. Sub. Note, 8.50%,               1,454,625
                           6/1/2011
 1,150,000                 GulfTerra Energy Partners LP, Company Guarantee,                1,339,750
                           10.625%, 12/1/2012
 4,550,000           2,3   Illinois Power Co., Mtg. Bond, 11.50%, 12/15/2010               5,221,125
 1,500,000           2,3   P G & E Corp., Sr. Secd. Note, 6.875%, 7/15/2008                1,506,750
 4,225,000                 PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009               4,805,938
 2,700,000                 PSEG Energy Holdings, Sr. Note, 8.625%, 2/15/2008               2,905,875
 1,850,000           2,3   Reliant Resources, Inc., Sr. Secd. Note, 9.25%, 7/15/2010       1,891,625
 2,175,000           2,3   Reliant Resources, Inc., Sr. Secd. Note, 9.50%, 7/15/2013       2,199,469
 1,750,000           2,3   Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008                 1,828,750
 2,225,000                 Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032                 2,419,688
 1,100,000                 Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017               1,130,250
 275,000                   Transcontinental Gas Pipe Corp., Note, 7.00%, 8/15/2011         283,250
 4,775,000                 Williams Cos., Inc. (The), Note, 7.625%, 7/15/2019              4,655,625
 3,250,000                 Williams Cos., Inc. (The), Note, 7.875%, 9/1/2021               3,209,375
 2,400,000                 Williams Cos., Inc. (The), Sr. Note, 8.625%, 6/1/2010           2,520,000
                               Total                                                       70,426,794
                               Total Corporate Bonds (identified cost $960,179,447)        988,471,111

                           Common Stocks--0.2%
                           Broadcast Radio & TV--0.0%
 1,800               1     XM Satellite Radio, Inc., Warrants                              10,800
                           Cable Television--0.1%
 35,159              1     NTL, Inc.                                                       1,199,625
                           Consumer Products--0.0%
 2,000               1     Jostens, Inc., Warrants                                         140,500
                           Container & Glass Products--0.0%
 1,000               1     Pliant Corp., Warrants                                          1,125
 57,000              1     Russell Stanley Holdings, Inc.                                  17,100
                               Total                                                       18,225
                           Finance - Other--0.0%
 171                 1     CVC Claims Litigation LLC                                       0
                           Forest Products--0.0%
 1,600               1     MDP Acquisitions PLC, Warrants                                  12,000
                           Leisure & Entertainment--0.0%
 4,320               1     AMF Bowling Worldwide, Inc.                                     112,536
 10,165              1     AMF Bowling Worldwide, Inc., Warrants                           75,221
 9,931               1     AMF Bowling Worldwide, Inc., Warrants                           37,738
                               Total                                                       225,495
                           Metal & Mining--0.0%
 57,533              1     Royal Oak Mines, Inc.                                           173
                           Printing & Publishing--0.0%
 1,000               1     Advanstar, Inc., Warrants                                       10
 500                 1     Medianews Group, Inc.                                           50,062
 19,800              1     Ziff Davis Media, Inc., Warrants                                198
                               Total                                                       50,270
                           Steel--0.0%
 2,000               1     Republic Technologies International, Inc., Warrants             20
                           Telecommunications & Cellular--0.1%
 117,335             1     Call-Net Enterprises, Inc.                                      305,071
 68,141              1     McLeodUSA, Inc., Warrants                                       27,938
 15,348              1     Viatel Holding (Bermuda) Ltd.                                   11,895
                               Total                                                       344,904
                               Total Common Stocks (identified cost $19,491,286)           2,002,012

                           Preferred Stocks--0.8%
                           Broadcast Radio & TV--0.3%
 30,300                    Sinclair Capital, Cumulative Pfd., $11.625, Annual              3,178,470
                           Dividend
                           Health Care--0.0%
 6,134                     River Holding Corp., Sr. Exchangeable PIK                       61
                           Printing & Publishing--0.5%
 39,650                    Primedia, Inc., Exchangeable Pfd. Stock, Series G,              3,618,062
                           $8.624, Annual Dividend
 17,450                    Primedia, Inc., Pfd., $9.20, Annual Dividend                    1,644,663
 108                       Ziff Davis Media, Inc., PIK Pfd., Series E-1                    1
                               Total                                                       5,262,726
                           Telecommunications & Cellular--0.0%
 30,751                    McLeodUSA, Inc., Conv. Pfd., Series A                           222,637
                               Total Preferred Stocks (identified cost $15,819,393)        8,663,894

                           Repurchase Agreement--5.8%
$61,967,000                Interest in $1,000,000,000 joint repurchase agreement           61,967,000
                           with Wachovia Securities, Inc., 1.25%, dated 6/30/2003,
                           to be repurchased at $61,969,152 on 7/1/2003,
                           collateralized by U.S. Government Agency Obligations
                           with various maturities to 7/1/2033.
                           ---------------------------------------------------------
                           (AT AMORTIZED COST)
                               Total Investments- 99.7%
                           =========================================================
                                (identified cost $1,057,457,126) 5                     $   1,061,104,017
                               OTHER ASSETS AND LIABILITIES - NET--0.3%                     3,618,026
                               NET ASSETS - 100%                                       $   1,064,722,043


1     Non-income producing security.
2 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At June 30, 2003, these securities amounted to $191,191,359 which represents18.0% of net assets. Included in these amounts are restricted securities which have been deemed liquid (amounting to $189,937,051 and representing 17.8% of net assets).
3 Denotes a restricted security that has been deemed liquid by criteria approved by the Fund's Board of Trustees.
4     Denotes a zero coupon bond with effective rate at time of purchase
5 The cost of investments for federal tax purposes amounts to $1,056,202,618.


Note: The categories of investments are shown as a percentage of total net assets at June 30, 2003.

The following acronyms are used throughout this portfolio:

GTD        --Guaranteed
PIK        --Payment in Kind

See Notes which are an integral part of the Financial Statements


HIGH YIELD BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (unaudited)
Assets:
Total investments in securities, at value
(identified cost $1,057,457,126)                                                     $   1,061,104,017
Cash                                                                                     368
Income receivable                                                                        20,593,215
Receivable for investments sold                                                          2,074,580
Receivable for shares sold                                                               200,000
  Total assets                                                                           1,083,972,180
Liabilities:
Payable for investments purchased                   $    19,003,699
Payable for shares redeemed                              116,000
Income distribution payable                              121,191
Payable for transfer and dividend disbursing
agent fees and expenses                                  2,054
Payable for portfolio accounting fees                    4,168
Accrued expenses                                         3,025
  Total liabilities                                                                      19,250,137
Net assets for 159,613,088 shares outstanding                                        $   1,064,722,043
Net Assets Consist of:
Paid in capital                                                                      $   1,275,049,756
Net unrealized appreciation of investments                                               3,646,891
Accumulated net realized loss on investments                                             (212,163,188)
Distributions in excess of net investment
income                                                                                   (1,811,416)
  Total Net Assets                                                                   $   1,064,722,043
Net Asset Value, Offering Price and
Redemption Proceeds Per Share
$1,064,722,043 / 159,613,088 shares
outstanding                                                                              $6.67


See Notes which are an integral part of the Financial Statements
===========================================================================


HIGH YIELD BOND PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2003 (unaudited)


Investment Income:
Dividends                                                                              $   626,598
Interest                                                                                   42,418,457
  Total income                                                                             43,045,055
Expenses:
Administrative personnel and services fee (Note 5)          362,629
Custodian fees                                              22,497
Transfer and dividend disbursing agent fees and expenses
(Note 5)                                                    10,327
Directors'/Trustees' fees                                   6,294
Auditing fees                                               7,919
Legal fees                                                  10,032
Portfolio accounting fees (Note 5)                          65,798
Insurance premiums                                          1,564
Miscellaneous                                               1,792
  Total expenseS                                            488,852
Waiver of administrative personnel and services fee (Note
5)                                                          (362,629)
Net expenses                                                                               126,223
Net investment income                                                                      42,918,832
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments                                                           (21,295,894)
Net change in unrealized appreciation/depreciation of
investments                                                                                104,434,832
Net realized and unrealized gain on investments                                            83,138,938
  Change in net assets resulting from operations                                       $   126,057,770


See Notes which are an integral part of the Financial Statements
===========================================================================


HIGH YIELD BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS


                                                          Six Months
                                                          Ended
                                                          (unaudited)                   Year Ended
                                                          6/30/2003                     12/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income                                $    42,918,832                 $  78,901,575
Net realized loss on investments                          (21,295,894)                  (97,325,493)
Net change in unrealized
appreciation/depreciation of investments                  104,434,832                   41,741,790
  Change in net assets resulting from operations          126,057,770                   23,317,872
Distributions to Shareholders:
Distributions from net investment income                  (43,241,266)                  (79,992,687)
Share Transactions:
Proceeds from sale of shares                              310,907,849                   363,389,131
Net asset value of shares issued to
shareholders in payment of distributions
declared                                                  42,645,238                    79,983,723
Cost of shares redeemed                                   (169,144,012)                 (254,948,136)
  Change in net assets resulting from share
  transactions                                            184,409,075                   188,424,718
Change in net assets                                      267,225,579                   131,749,903
Net Assets:
Beginning of period                                       797,496,464                   665,746,561
  End of period (including distributions in
  excess of net investment income of
  $(1,811,416) and $(1,488,982), respectively)       $    1,064,722,043              $  797,496,464




See Notes which are an integral part of the Financial Statements
===========================================================================


High Yield Bond Portfolio

Notes to Financial Statements

June 30, 2003 (unaudited)
---------------------------------------------------------------------------


1.  ORGANIZATION

Federated Core Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust consists of two diversified portfolios, High Yield Bond Portfolio (the "Fund") and Federated Mortgage Core Portfolio. The financial statements included herein are only those of the Fund. The financial statements of the other portfolio are presented separately. The Fund's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The Fund's portfolio of investments consists primarily of lower rated corporate debt obligations. These lower rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower rated debt obligations are regarded as predominantly speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, the Fund is only available for purchase by other Federated funds and their affiliates, or insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are "accredited investors" within the meaning of Regulation D of the 1933 Act.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

I.    Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

II.   Investment Income, Expenses and Distributions

Interest   income  and  expenses  are  accrued   daily.   Dividend   income  and
distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discount on fixed income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

 When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Additional information on each restricted illiquid security held at June 30, 2003 is as follows:
---------------------------------------------------------------------------



-------------------------------------------------------------------------
                                                         Acquisition
Security                               Acquisition Date  Cost
-------------------------------------------------------------------------
-------------------------------------------------------------------------
AmeriTruck Distribution Corp., Sr.     11/10/1995-10/22/1997 $1,054,078
Sub. Note,

12.25%, 11/15/2005
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Clark Material Handling Corp., Sr.     11/22/1996-11/12/1997  1,843,830
Note,
10.75%, 11/15/2006
-------------------------------------------------------------------------
Condor Systems, Inc., Sr. Sub. Note,   4/8/1999               500,000

 11.875%, 5/1/2009
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Dyersburg Corp., Sr. Sub. Note,        9/3/1997-9/15/1997     683,438
9.75%, 9/1/2007
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Simonds Industries, Inc., Sr. Sub.
Note,

10.25%, 7/1/2008                       6/15/2000-9/25/2001    1,692,000
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Sleepmaster LLC, Company Guarantee,

 11.00%, 5/15/2009                     5/12/1999-5/18/2001    944,775
-------------------------------------------------------------------------
-------------------------------------------------------------------------
The Holt Group, Inc., Company          1/14/1998-3/13/1998    1,067,313
Guarantee, 9.75%, 1/15/2006
-------------------------------------------------------------------------


III.  Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

IV.   Other

Investment transactions are accounted for on a trade date basis.


3.  SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                               Six Months    Year Ended
                                               Ended
                                               6/30/2003     12/31/2002
Shares sold                                    49,096,855    57,741,036

Shares issued to shareholders in payment of    6,656,166     12,855,850
distributions declared

Shares redeemed                                (26,705,404)  (42,261,982)

   NET CHANGE RESULTING FROM                   29,047,617    28,334,904

   SHARE TRANSACTIONS

4.  FEDERAL TAX INFORMATION

At June 30, 2003, the cost of investments for federal tax purposes was $1,056,202,618. The net unrealized appreciation of investments for federal tax purposes was $4,901,399. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of
$69,343,447 and net unrealized depreciation from investments for those securities having an excess of cost over value of $64,442,048.

The    difference     between     book-basis     and    tax-basis     unrealized
appreciation/depreciation      is     attributable      primarily     to     the
amortization/accretion tax elections on fixed income securities.

At December 31, 2002, the Fund had a capital loss carryforward of $165,649,087 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year   Expiration Amount
-------------------------------------
-------------------------------------
2007              $1,148,442
-------------------------------------
-------------------------------------
2008              $14,429,102
-------------------------------------
-------------------------------------
2009              $61,615,797
-------------------------------------
-------------------------------------
2010              $88,455,746
-------------------------------------

5.  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated  Investment  Management Company, is the Fund's investment adviser (the
"Adviser"),   subject  to  direction  of  the  Trustees.  The  Adviser  provides investment adviser services at no fee.

Administrative Fee

Federated Services Company ("FServ"), a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FServ provides these services at an annual rate that ranges from 0.150% to 0.075% of the average aggregate net assets of all funds advised by affiliates of Federated Investors, Inc. FServ may voluntarily choose to waive any portion of its fee. FServ can terminate this voluntary waiver at any time at its own discretion.

V.    Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can terminate this voluntary waiver at any time at its own discretion.

VI.   Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can terminate this voluntary waiver at any time at its own discretion.

VII.  General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


6.  INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended June 30, 2003, were as follows:

 Purchases                                          $357,730,373
 Sales                                              $200,562,030




FEDERATED MORTGAGE CORE PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout Each Period)

                                                                                 Year Ended December 31,
                                          Six Months
                                          Ended                                                                        Period Ended
                                          (unaudited)                                                                  December 31,
                                                                       ------------------------------------------------
                                                                       ------------------------------------------------
                                          June 30, 2003                2002              2001              2000             1999 1
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of             $10.32                       $10.04            $9.89             $9.55            $10.00
Period
Income From Investment Operations:
Net investment income                     0.25                         0.61              0.66              0.68             0.55

Net realized and unrealized gain    ----- (0.05)
(loss) on investments                                                  0.31              0.15              0.34             (0.45)
    TOTAL FROM INVESTMENT                 0.20
OPERATIONS                                                             0.92              0.81              1.02             0.10
Less Distributions:

Distributions from net investment
income                                    (0.25)                       (0.61)            (0.66)            (0.68)           (0.55)

Distributions from net realized     ----- ---
gain on investments                                                    (0.03)            ---               ---              ---
    TOTAL DISTRIBUTIONS                   (0.25)                       (0.64)            (0.66)            (0.68)           (0.55)
Net Asset Value, End of Period            $10.27                       $10.32            $10.04            $9.89            $9.55
Total Return2                             1.98%                        9.43        %     8.37         %    11.15       %    1.07 %

Ratios to Average Net Assets:
Expenses                                  0.03% 3                      0.04        %     0.04         %    0.05        %    0.05 %3
Net investment income                     4.90% 3                      6.00        %     6.56         %    7.09        %    6.66 %3
Expense waiver/reimbursement 4            0.08% 3                      0.08        %     0.08         %    0.08        %    0.08 %3
Supplemental Data:
Net assets, end of period (000            $916,358
omitted)                                                               $601,217          $453,784          $371,659         $258,304
Portfolio turnover                        5%                           84%               93%               81%              153%
----------------------------------------------------------------------------------------------------------------------------------


1 Reflects operations for the period from February 22, 1999 (date of initial investment) to December 31, 1999.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3    Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements


FEDERATED MORTGAGE CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (unaudited)
 Principal                                                                                         Value
 Amount

                             Mortgage Backed Securities--98.3%
                             Federal Home Loan Mortgage Corporation--20.9%
$11,000,000            1     4.500%, 8/1/2018                                                   $  11,230,340
 12,000,000            1     5.000%, 8/1/2018                                                      12,390,000
 92,324,602                  5.500%, 9/1/2017 - 8/1/2033                                           95,398,169
 25,353,930                  6.000%, 5/1/2013 - 8/1/2033                                           26,327,533
 27,211,859                  6.500%, 7/1/2014 - 11/1/2032                                          28,357,471
 6,816,015                   7.000%, 12/1/2011 - 4/1/2032                                          7,153,861
 5,327,993                   7.500%, 12/1/2022 - 7/1/2031                                          5,666,676
 4,195,119                   8.000%, 5/1/2006 - 3/1/2031                                           4,517,546
 74,393                      8.500%, 9/1/2025                                                      81,276
 186,119                     9.000%, 5/1/2017                                                      206,126
 12,753                      9.500%, 4/1/2021                                                      14,207
                                 total
                             Federal National Mortgage Association--61.4%
 4,978,009                   4.500%, 5/1/2018                                                      5,080,655
 73,487,714                  5.000%, 4/1/2018 - 8/1/2033                                           75,684,227
 101,613,600                 5.500%, 2/1/2009 - 8/1/2033                                           105,284,246
 162,890,516                 6.000%, 7/1/2006 - 8/1/2033                                           169,482,386
 134,988,110                 6.500%, 5/1/2006 - 4/1/2033                                           140,947,010
 49,350,910                  7.000%, 2/1/2008 - 8/1/2033                                           52,042,569
 10,704,776                  7.500%, 6/1/2011 - 6/1/2033                                           11,401,185
 2,403,376                   8.000%, 7/1/2023 - 3/1/2031                                           2,600,473
 19,120                      8.500%, 3/1/2030                                                      20,769
 113,564                     9.000%, 11/1/2021 - 6/1/2025                                          125,037
                                 total
                             Government National Mortgage Association--16.0%
 10,000,000                  5.000%, 6/20/2033                                                     10,212,500
 24,984,853                  5.500%, 8/15/2033                                                     26,007,733
 32,747,489                  6.000%, 10/15/2028 - 8/15/2033                                        34,310,186
 30,207,930                  6.500%, 10/15/2028 - 8/15/2032                                        31,725,284
 26,143,628                  7.000%, 11/15/2027 - 8/15/2033                                        27,641,768
 7,216,454                   7.500%, 6/20/2007 - 1/15/2031                                         7,678,652
 4,915,249                   8.000%, 2/15/2010 - 11/15/2030                                        5,305,612
 2,202,599                   8.500%, 3/15/2022 - 11/15/2030                                        2,390,344
 87,441                      9.000%, 10/15/2016 - 6/15/2025                                        96,411
 54,607                      9.500%, 10/15/2020 - 2/15/2025                                        60,514
 820,691                     12.000%, 4/15/2015 - 6/15/2015                                        934,715
                                 total
                                 Total Mortgage Backed Securities (identified cost                 900,375,481
                                 $886,046,019)

                             Repurchase Agreements-39.3%
 131,000,000           2,3   Interest in $683,500,000 joint repurchase agreement with              131,000,000
                             Goldman Sachs & Co., 1.08%, dated 6/12/2003, to be
                             repurchased at $131,125,760 on 7/14/2003, collateralized by
                             U.S. Government Agency Obligations with various maturities to 6/1/2033.
 33,000,000            2,3   Interest in $250,000,000 joint repurchase agreement with UBS          33,000,000
                             Warburg LLC, 0.95%, dated 6/19/2003, to be repurchased at
                             $33,028,738 on 7/22/2003, collateralized by U.S. Government
                             Agency Obligations with various maturities to 9/20/2029.
 73,000,000            2,3   Interest in $492,000,000 joint repurchase agreement with UBS          73,000,000
                             Warburg LLC, 1.03%, dated 6/17/2003, to be repurchased at
                             $73,062,658 on 7/17/2003, collateralized by U.S. Government
                             Agency Obligations with various maturities to 4/20/2028.
 123,225,000                 Interest in $1,000,000,000 joint repurchase agreement with            123,225,000
                             Wachovia Securities, Inc., 1.25%, dated 6/30/2003, to be
                             repurchased at $123,229,279 on 7/1/2003, collateralized by
                             U.S. Government Agency Obligations with various maturities to 7/1/2033.
                                 Total Repurchase Agreements (AT AMORTIZED COST)                   360,225,000
                                 Total Investments- 137.6%
                             =============================================================
                                  (identified cost $1,246,271,019) 4                            $  1,260,600,481
                                 OTHER ASSETS AND LIABILITIES - NET--(37.6)%                        (344,205,719)
                                 NET ASSETS - 100%                                              $  916,394,762


1 All or a portion of these securities may be subject to dollar roll transactions.

2 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.

3    Security held as collateral for dollar roll transactions.

4    The cost of investments for federal tax purposes amounts to $1,246,271,019.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2003.


See Notes which are an integral part of the Financial Statements




FEDERATED MORTGAGE CORE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (unaudited)
Assets:
Investments in repurchase agreements                           $   360,225,000
Investments in securities                                          900,375,481
Total investments in securities, at value (identified
cost $1,246,271,019)                                                                           $  1,260,600,481
Cash                                                                                              667
Income receivable                                                                                 3,179,607
Receivable for investments sold                                                                   20,731,944
Receivable from adviser (Note 6)                                                                  36,719
  Total assets                                                                                    1,284,549,418
Liabilities:
Payable for investments purchased                              $   142,485,678
Payable for shares redeemed                                        790,000
Payable for dollar roll transactions                               224,850,353
Payable for transfer and dividend disbursing agent fees
and expenses                                                       3,511
Payable for portfolio accounting fees                              5,178
Accrued expenses                                                   19,936
  Total liabilities                                                                               368,154,656
Net assets for 89,218,482 shares outstanding                                                   $  916,394,762
Net Assets Consist of:
Paid in capital                                                                                $  900,199,311
Net unrealized appreciation of investments                                                        14,329,462
Accumulated net realized gain on investments                                                      1,864,714
Undistributed net investment income                                                               1,275
  Total Net Assets                                                                             $  762
Net Asset Value, Offering Price and Redemption Proceeds
Per Share
  $916,394,762 / 89,218,482 shares outstanding                                                      $10.27


See Notes which are an integral part of the Financial Statements
===========================================================================



FEDERATED MORTGAGE CORE PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2003 (unaudited)
Investment Income:
Interest (net of dollar roll expense of $2,648,401)                         $   17,553,677
Expenses:
Administrative personnel and services fee (Note 5)         285,199
Custodian fees                                             20,232
Transfer and dividend disbursing agent fees and
expenses (Note 5)                                          7,962
Directors'/Trustees' fees                                  4,232
Auditing fees                                              7,163
Legal fees                                                 4,298
Portfolio accounting fees (Note 5)                         56,798
Insurance premiums                                         976
Miscellaneous                                              291
  Total expenseS                                           387,151
Waiver of administrative personnel and services fee
(Note 5)                                                   (285,199)
Net expenses                                                                    101,952
Net investment income                                                           17,451,725
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments                                                1,391,987
Net change in unrealized appreciation of
investments                                                                     (4,977,588)
Net increase due to voluntary contribution from
adviser (Note 6)                                                                36,719
Net realized and unrealized loss on investments                                 (3,548,882)
  Change in net assets resulting from operations                            $   13,902,843



See Notes which are an integral part of the Financial Statements
===========================================================================


FEDERATED MORTGAGE CORE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS


                                                                  Six Months
                                                                  Ended
                                                                  (unaudited)            Year Ended
                                                                  6/30/2003              12/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income                                          $  17,451,725       $     28,951,730
Net realized gain on investments                                  1,391,987              1,775,463
Net change in unrealized appreciation/depreciation of
investments                                                       (4,977,588)            12,334,549
Net increase due to voluntary contribution from adviser
(Note 6)                                                          36,719                 ---
  Change in net assets resulting from operations                  13,902,843             43,061,742
Distributions to Shareholders:
Distributions from net investment income                          (17,470,791)           (28,985,744)
Distributions from net realized gains                             ---                    (1,229,213)
  Change in net assets resulting from distributions to
  shareholders                                                    (17,470,791)           (30,214,957)
Share Transactions:
Proceeds from sale of shares                                      331,500,000            229,200,412
Net asset value of shares issued to shareholders in
payment of distributions declared                                 17,470,728             30,214,957
Cost of shares redeemed                                           (30,225,323)           (124,828,629)
  Change in net assets resulting from share transactions          318,745,405            134,586,740
Change in net assets                                              315,177,457            147,433,525
Net Assets:
Beginning of period                                               601,217,305            453,783,780
  End of period (including undistributed net investment
  income of $1,275 and $20,341, respectively)                  $  916,394,762      $     601,217,305

See Notes which are an integral part of the Financial Statements
===========================================================================


STATEMENT OF CASH FLOWS

For the Six Months Ended June 30, 2003

                                                                 Ended
Increase (Decrease) in Cash                                     (unaudited)

Cash Flows From Operating Activities
Change in net assets resulting from operations                  $13,902,843
Adjustments to reconcile change in net assets resulting
from operations
to net cash used in operating activities:
Purchase of investment securities                               (1,785,541,770)
Paydowns on investment securities                               113,011,079
Realized loss on paydowns                                       1,045,871
Proceeds from sale of investment securities                     1,365,231,140
Net sales of short-term investment securities                   (155,579,000)
Increase in income receivable                                   (864,639)
Increase in payable for accrued expenses                        (14,049)
Increase in receivable for investments sold                     (20,731,944)
Increase in receivable for voluntary contribution from          (36,719)
advisor
Increase in payable for investments purchased                   94,684,607
Net realized gain on investments                                (1,391,987)
Net unrealized appreciation on investments                      4,977,588
------------------------------------------------------------------------------
  NET CASH USED IN OPERATING ACTIVITIES                         (371,306,980)
------------------------------------------------------------------------------


Cash Flows From Financing Activities:
Cash received from dollar roll transactions, net                 69,709,574
Proceeds from sale of shares                                     331,500,000
Cash distributions paid                                          (63)
Payment for shares redeemed                                      (29,902,785)
-------------------------------------------------------------------------------
  NET CASH PROVIDED BY FINANCING ACTIVITIES                      371,306,726
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  NET DECREASE IN CASH                                           (254)
-------------------------------------------------------------------------------

Cash:
Cash at beginning of period                                      921
                                                                 --------------
Cash at end of period                                      $     667
                                                                 ==============

Non cash financing activities not included herein consist of reinvestment of distributions of $17,470,791.
See Notes which are an integral part of the Financial
Statements.


Federated Mortgage Core Portfolio

Notes to Financial Statements

June 30, 2003 (unaudited)
---------------------------------------------------------------------------


1.  ORGANIZATION

Federated Core Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of two diversified portfolios, Federated Mortgage Core Portfolio (the "Fund") and High Yield Bond Portfolio. The financial statements included herein are only for the Fund. The financial statements of the other portfolio are presented separately.

The Fund's investment objective is to provide total return by investing in U.S. Treasury bills, notes, bonds, discount notes and mortgage backed securities issued or guaranteed by the U.S. government. The Fund is an investment vehicle used by other Federated funds that invest some portion of their assets in mortgage backed securities. Currently, the Fund is only available for purchase by other Federated funds and their affiliates, or insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are "accredited investors" within the meaning of Regulation D of the 1933 Act.


2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.



Investment Valuation

Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").



Statement of Cash Flows

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Fund's Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount reported as cash in the Fund's Statement of Assets and Liablities and represents cash on hand at its custodian bank account and does not include any short-term investments at June 30, 2003.

VIII.

IX.   Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.



X.    Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

1.    Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discount on fixed income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.



Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.



When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.



XI.   Dollar Roll Transactions

The Fund may engage in dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

Information regarding dollar roll transactions for the Fund for the six months ended June 30, 2003, was as follows:



---------------------------------------------------------------------
Maximum amount outstanding during the period         $238,263,693
---------------------------------------------------------------------
---------------------------------------------------------------------
Average  amount outstanding during the period1       $198,648,758
---------------------------------------------------------------------
---------------------------------------------------------------------
Average monthly shares outstanding during the period 70,139,548
---------------------------------------------------------------------
---------------------------------------------------------------------
Average debt per shares outstanding during the       2.83
period
---------------------------------------------------------------------

---------------------------------------------------------------------

1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the six months ended June 30, 2003.



XII.  Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.


XIII. Other

Investment transactions are accounted for on a trade date basis.


3.  SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).


Transactions in shares were as follows:

                                                   Six Months
                                                   Ended          Year Ended
                                                   6/30/2003      12/31/2002

Shares sold                                        32,186,316     22,436,674

Shares issued to shareholders in
payment of distributions declared                  1,696,007      2,958,829

Shares redeemed                                    (2,943,320)    (12,328,217)

   NET CHANGE RESULTING FROM SHARE TRANSACTIONS    30,939,003     13,067,286


4.  FEDERAL TAX INFORMATION

At June 30, 2003, the cost of investments for federal tax purposes was $1,246,271,019. The net unrealized appreciation of investments for federal tax purposes was $14,329,462. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of
$15,588,117 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,258,655.


5.  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated  Investment  Management  Company is the Fund's investment adviser (the
"Adviser"),   subject  to  direction  of  the  Trustees.  The  Adviser  provides investment adviser services at no fee.


Administrative Fee

Federated Services Company ("FServ"), a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FServ provides these services at an annual rate that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by affiliates of Federated Investors, Inc. FServ may voluntarily choose to waive any portion of its fee. FServ can terminate this voluntary waiver at any time at its own discretion.


XIV.  Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can terminate this voluntary waiver at any time at its own discretion.


XV.   Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can terminate this voluntary waiver at any time at its own discretion.


XVI.  General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


6.  OTHER

On July 14, 2003, the Adviser made a voluntary contribution to the Fund of $36,719 for losses incurred due to investment transactions entered into inadvertently.














Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act), or the internal control over financial reporting of its service providers during the last fiscal half year (the registrant's second half year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.    Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Core Trust

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        August 27, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer

Date        August 27, 2003


By          /S/ Richard J. Thomas, Principal Financial Officer

Date        August 27, 2003